Notes Payable - Additional Information (Detail) - Promissory Notes [Member]	Jul. 10, 2014 USD ($)	Aug. 01, 2013 USD ($) Employees Promissory_Notes	May. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of non-interest promissory notes | Promissory_Notes		3
Number of employees for notes | Employees		2
Promissory note due period		5 days
Fund amount to be raise under condition one		$ 1,000,000
Expected maturity date under condition two		Nov. 01, 2013
Employees [Member]
Debt Instrument [Line Items]
Notes due		$ 62,000	$ 9,000	$ 3,000
Interest to be paid on default of promissory note		18.00%
Debt interest rate	9.00%
Debt Instrument, Periodic Payment, Principal	$ 57,000
Board Member [Member]
Debt Instrument [Line Items]
Notes due		$ 6,000
Interest to be paid on default of promissory note		5.00%